PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Office equipment	$15,833	$15,833
Accumulated depreciation	(7,042)	(3,874)
Carrying value	$8,791	$11,959

Depreciation expense was $3,168 and $3,166 for the years ended December 31, 2011 and 2010, respectively.